UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2007

[LOGO OF USAA]
    USAA(R)

                               USAA GNMA Trust(R)


                      1st QUARTER Portfolio of Investments


                                 AUGUST 31, 2007

                                                                      (Form N-Q)

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                              of INVESTMENTS


USAA GNMA TRUST
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                 COUPON                                   MARKET
 AMOUNT        SECURITY                                    RATE           MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------


               U.S. GOVERNMENT AGENCY ISSUES (96.6%)(A)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE FAMILY (92.6%)

               Government National Mortgage Assn. I,
$   4,455           Pool 604858                          5.50   %        12/15/2018         $       4,452
   25,349           Pool 604713                          5.50            10/15/2033                24,956
   11,045           Pool 616143                          5.50            12/15/2033                10,873
    5,817           Pool 615486                          5.50             7/15/2034                 5,724
   23,589           Pool 648348                          5.50            10/15/2035                23,202
    4,976           Pool 781378                          6.00            12/15/2016                 5,046
    2,764           Pool 780770                          6.00             4/15/2028                 2,789
    1,034           Pool 482833                          6.00            11/15/2028                 1,044
    2,348           Pool 492703                          6.00             2/15/2029                 2,369
    1,606           Pool 781148                          6.00             7/15/2029                 1,621
    2,395           Pool 584367                          6.00             5/15/2032                 2,413
    7,393           Pool 603869                          6.00             1/15/2033                 7,444
    2,176           Pool 553069                          6.00             2/15/2033                 2,191
    2,828           Pool 581541                          6.00             7/15/2033                 2,848
    1,657           Pool 615955                          6.00             9/15/2033                 1,669
    9,673           Pool 658617                          6.00             3/15/2037                 9,722
      704           Pool 456861                          6.50             5/15/2028                   721
      654           Pool 472596                          6.50             5/15/2028                   669
      621           Pool 462642                          6.50             7/15/2028                   636
      518           Pool 464827                          6.50             9/15/2028                   530
    1,682           Pool 490804                          6.50            11/15/2028                 1,722
       86           Pool 434165                          6.50             1/15/2029                    88
       78           Pool 469900                          6.50             1/15/2029                    80
    2,066           Pool 486065                          6.50             3/15/2031                 2,113
    1,849           Pool 485860                          6.50            10/15/2031                 1,891
    1,288           Pool 577423                          6.50             1/15/2032                 1,316
      451           Pool 581120                          6.50             3/15/2032                   461
    1,547           Pool 552707                          6.50             8/15/2032                 1,581
    8,141           Pool 781516                          6.50             9/15/2032                 8,325
      181           Pool 474256                          6.75             5/15/2028                   188
       79           Pool 474279                          6.75             5/15/2028                    82
       82           Pool 440293                          7.00             4/15/2027                    85
    1,104           Pool 780570                          7.00             5/15/2027                 1,153
       64           Pool 478209                          7.00             6/15/2028                    67
      107           Pool 458908                          7.00             7/15/2028                   112
      270           Pool 464128                          7.00             8/15/2028                   282
      196           Pool 486467                          7.00             8/15/2028                   204
      253           Pool 464854                          7.00             9/15/2028                   264
    1,758           Pool 487603                          7.00             5/15/2029                 1,834
    1,523           Pool 487613                          7.00             6/15/2029                 1,589
      860           Pool 555482                          7.00             8/15/2031                   897
      461           Pool 781328                          7.00             9/15/2031                   481
      603           Pool 564438                          7.00            10/15/2031                   629
      226           Pool 563599                          7.00             6/15/2032                   236
      935           Pool 563613                          7.00             7/15/2032                   975
      457           Pool 780716                          7.50             2/15/2028                   480
       88           Pool 781001                          7.50             3/15/2029                    92
      165           Pool 499432                          7.50             4/15/2029                   173
      189           Pool 470683                          7.50             7/15/2029                   199

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                              of INVESTMENTS
                              (continued)


USAA GNMA TRUST
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                 COUPON                                   MARKET
 AMOUNT        SECURITY                                    RATE           MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------
$     680           Pool 510533                          7.50   %        10/15/2029         $         714
      224           Pool 518539                          7.50            10/15/2029                   235
       45           Pool 538003                          7.50             8/15/2030                    48
      122           Pool 443263                          7.50            12/15/2030                   128
       77           Pool 486050                          7.50             1/15/2031                    80
       72           Pool 530250                          7.50             1/15/2031                    76
      151           Pool 552172                          7.50            11/15/2031                   159
       17           Pool 178674                          8.00             1/15/2022                    18
      293           Pool 352169                          8.00             6/15/2023                   311
      348           Pool 442548                          8.00             5/15/2027                   369
      300           Pool 511530                          8.00             7/15/2030                   319
      118           Pool 520978                          8.00             9/15/2030                   125
       99           Pool 307542                          8.50             6/15/2021                   107
       23           Pool 329602                          8.50             7/15/2022                    25
      136           Pool 312950                          9.00             7/15/2021                   147
               Government National Mortgage Assn. II,
   11,592           Pool 003389                          5.00             5/20/2033                11,122
   12,659           Pool 003414                          5.00             7/20/2033                12,146
    8,578           Pool 003568                          5.00             6/20/2034                 8,227
   25,858           Pool 003759                          5.00             9/20/2035                24,791
   12,845           Pool 003952                          5.00             2/20/2037                12,302
    2,972           Pool 003375                          5.50             4/20/2033                 2,920
   10,102           Pool 003530                          5.50             3/20/2034                 9,919
   39,404           Pool 003678                          5.50             2/20/2035                38,678
   34,689           Pool 003702                          5.50             4/20/2035                34,050
   19,859           Pool 003736                          5.50             7/20/2035                19,493
   16,597           Pool 003940                          5.50             1/20/2037                16,278
    1,679           Pool 003052                          6.00             3/20/2031                 1,691
    3,862           Pool 003273                          6.00             8/20/2032                 3,888
    3,086           Pool 003285                          6.00             9/20/2032                 3,106
    3,220           Pool 003460                          6.00            10/20/2033                 3,248
    2,788           Pool 448816                          6.00            12/20/2033                 2,801
    9,615           Pool 003517                          6.00             2/20/2034                 9,668
    9,236           Pool 003531                          6.00             3/20/2034                 9,286
    8,071           Pool 003611                          6.00             9/20/2034                 8,116
   19,072           Pool 003625                          6.00            10/20/2034                19,176
    5,639           Pool 605742                          6.00            11/20/2034                 5,661
   13,381           Pool 003852                          6.00             5/20/2036                13,439
      568           Pool 003080                          6.50             5/20/2031                   581
      487           Pool 003107                          6.50             7/20/2031                   498
    1,442           Pool 781494                          6.50             8/20/2031                 1,474
    2,065           Pool 781427                          6.50             4/20/2032                 2,110
    1,979           Pool 003250                          6.50             6/20/2032                 2,022
    7,741           Pool 003599                          6.50             8/20/2034                 7,895
    1,772           Pool 002971                          7.00             9/20/2030                 1,845
      243           Pool 003070                          7.50             4/20/2031                   254
       66           Pool 000563                          8.00            12/20/2022                    70
    1,521           Pool 002958                          8.00             8/20/2030                 1,611
               Fannie Mae (+),
   13,459           Pool 846573                          5.00            12/01/2035                12,816
    1,078           Pool 598427                          6.00             2/01/2017                 1,091
    1,078           Pool 608749                          6.50            10/01/2016                 1,102
    3,978           Pool 618473                          6.50            12/01/2016                 4,065
               Freddie Mac (+),
    4,088           Pool G18095                          5.00             1/01/2021                 3,994

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                              of INVESTMENTS
                              (continued)


USAA GNMA TRUST
AUGUST 31, 2007 (UNAUDITED)

 PRINCIPAL                                                 COUPON                                   MARKET
 AMOUNT        SECURITY                                    RATE           MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------


$   9,615            Pool A42616                          5.50   %       12/01/2035         $       9,401
                                                                                          ---------------
                                                                                                  462,214
                                                                                          ---------------
               COLLATERALIZED MORTGAGE OBLIGATIONS (4.0%)
               Government National Mortgage Assn. I,
   15,000           Series 2003-50, Class PC             5.50             3/16/2032                14,934
    3,032           Series 2002-35, Class C              5.87            10/16/2023                 3,061
    1,900           Series 2001-12, Class B              6.23             6/16/2021                 1,908
                                                                                          ---------------
                                                                                                   19,903
                                                                                          ---------------
               Total U.S. Government Agency Issues (cost: $490,759)                               482,117
                                                                                          ---------------

               REPURCHASE AGREEMENTS (3.0%)
   15,004      Deutsche Bank Securities, 5.30%, acquired on 8/31/2007 and due
                    9/04/2007 at $15,004 (collateralized by $15,225 of Fannie Mae
                    Notes(a,+), 6.13%, due 12/20/2021; market value $15,304)  (cost:
                    $15,004)                                                                       15,004
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $505,763)                                       $         497,121
                                                                                          ===============

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USAA GNMA TRUST
AUGUST 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.
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                              to Portfolio of INVESTMENTS
                              (continued)


USAA GNMA TRUST
AUGUST 31, 2007 (UNAUDITED)

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of August 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2007, were $1,763,000 and $10,405,000 respectively, resulting in net unrealized depreciation of $8,642,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $499,085,000 at August 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

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                              (continued)


USAA GNMA TRUST
AUGUST 31, 2007 (UNAUDITED)


SPECIFIC NOTES


(a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    OCTOBER 25, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    OCTOBER 26, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    OCTOBER 26, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.